Dividend (Details)	0 Months Ended		12 Months Ended
	Apr. 15, 2014 CNY	Apr. 15, 2013 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Mar. 08, 2014 USD ($)	Mar. 08, 2014 Class A USD ($)	Mar. 10, 2013 Class A USD ($)	Mar. 08, 2014 Class B USD ($)	Mar. 10, 2013 Class B USD ($)	Mar. 08, 2014 ADS USD ($)	Mar. 10, 2013 ADS USD ($)
Dividend
Aggregate amount of cash dividends declared							$ 24,000,000
Cash dividends declared (in dollars per share)								$ 0.096	$ 0.09	$ 0.096	$ 0.09	$ 0.48	$ 0.45
Number of Class B ordinary shares represented by each ADS										5	5
Dividends distributed	146,431,373	137,138,046	$ 23,600,453	146,431,373	137,138,046	607,623,579